Consolidated Statements of Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net revenue:
Dialysis Care Revenue	$ 10,772,124	$ 9,507,173	$ 9,070,546
Less: Patient service bad debt provision	280,365	224,545	209,296
Net Dialysis Care	10,491,759	9,282,628	8,861,250
Dialysis Products Revenue	3,308,523	3,287,887	2,982,944
Net revenue	13,800,282	12,570,515	11,844,194
Costs of revenue:
Dialysis Care Cost of Revenue	7,649,514	6,861,197	6,572,445
Dialysis Products Cost of Revenue	1,549,515	1,557,277	1,436,687
Cost of revenues	9,199,029	8,418,474	8,009,132
Gross profit	4,601,253	4,152,041	3,835,062
Operating expenses:
Selling, general and administrative	2,224,715	2,001,825	1,823,674
Gain on sale of dialysis clinics	(36,224)	(4,551)
Research and development	111,631	110,834	96,532
Income from at equity method investees	17,442	30,959	8,949
Other operating expenses	(100,000)
Operating income	2,218,573	2,074,892	1,923,805
Other (income) expense:
Interest income	(44,474)	(59,825)	(25,409)
Interest expense	470,534	356,358	305,473
Income before income taxes	1,932,113	1,778,359	1,643,741
Income tax expense	605,136	601,097	578,345
Net Income	1,326,977	1,177,262	1,065,396
Less: Net income attributable to noncontrolling interests	140,168	106,108	86,879
Net Income attributable to the Company	$ 1,186,809	$ 1,071,154	$ 978,517